Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)	$ (132,011)	$ (71,890)	$ (39,695)
Other comprehensive income (loss)	(2,298)	1,463	2,048
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(243,076)	(172,649)
Profit (loss)	(132,011)	(71,890)
Other comprehensive income (loss)	(2,298)	1,463
Ending balance	(377,385)	(243,076)	(172,649)
Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,817	16,810
Profit (loss)	3,270	(2,456)
Other comprehensive income (loss)	(2,298)	1,463
Ending balance	16,789	15,817	16,810
Assets for deferred income tax [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,817
Ending balance		15,817
Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(258,893)	(189,459)
Profit (loss)	(135,281)	(69,434)
Ending balance	(394,174)	(258,893)	(189,459)
Liabilities for deferred income tax [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(258,893)
Ending balance		(258,893)
Short-term investments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,210)	(1,925)
Profit (loss)	1,046	715
Ending balance	(164)	(1,210)	(1,925)
Trade and other receivables [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,347)	1,784
Profit (loss)	(10,353)	(3,131)
Ending balance	(11,700)	(1,347)	1,784
Right-of-use assets, net [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,038	161
Profit (loss)	2,267	877
Ending balance	3,305	1,038	161
Tax losses and other unused tax credits [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,717	6,972
Profit (loss)	3,215	(2,255)
Ending balance	7,932	4,717	6,972
Provisions [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,706	7,265
Profit (loss)	(436)	(2,559)
Ending balance	4,270	4,706	7,265
Property, plant and equipment [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(146,154)	(150,786)
Profit (loss)	(132,570)	4,632
Ending balance	(278,724)	(146,154)	(150,786)
Tax inflation adjustments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(108,363)	(36,038)
Profit (loss)	6,124	(72,325)
Ending balance	(102,239)	(108,363)	(36,038)
Inventories [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(898)	(1,269)
Profit (loss)	519	371
Ending balance	(379)	(898)	(1,269)
Borrowings [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(921)	(1,225)
Profit (loss)	(47)	304
Ending balance	(968)	(921)	(1,225)
Other [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,447	(501)
Profit (loss)	(1,420)	1,948
Ending balance	27	1,447	(501)
Employee benefit [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,909	2,913
Profit (loss)	(356)	(467)
Other comprehensive income (loss)	(2,298)	1,463
Ending balance	$ 1,255	$ 3,909	$ 2,913